Cash And Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Cash And Cash Equivalents [Abstract]
Cash	$ 13,248		$ 6,461
Cash equivalents	58	[1]	5,022	[1]
Cash and cash equivalents	$ 13,306		$ 11,483		$ 6,657	$ 7,253
Weighted average interest rate of cash on deposit	0.11%		1.79%

[1]	Comprised mainly of deposits in banks as at December 31, 2011 and 2012 carrying a weighted average interest rate of 1.79% and 0.11%, respectively.